UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/15/2008
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 1,814,514,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American Int'l Group Inc			COM			026874107	21,625 		500,000 	x				 				500,000
AMR Corp					COM			001765106	677 		75,000 		x				 				75,000
Applied Mals Inc				COM			038222105	92,380 		4,735,000 	x				 				4,735,000
CF Inds Hldgs Inc				COM			125269100	3,419 		33,000 		x				 				33,000
Cisco Sys Inc					COM			17275R102	454,097 	18,850,000 	x				 				18,850,000
Clear Channel Communications			COM			184502102	3,945 		135,000 	x				 				135,000
Continental Airls Inc				CL B			210795308	673 		35,000 		x				 				35,000
Crown Castle Intl Corp				COM			228227104	16,124 		467,500 	x				 				467,500
Daimler AG					REG SHS			D1668R123	136,771 	1,600,000 	x				 				1,600,000
Dana Holding Corp				COM			235825205	6,775 		677,500 	x				 				677,500
DIRECTV Group Inc				COM			25459L106	9,222 		372,000 	x				 				372,000
Select Sector SPDR Tr				SBI INT-ENERGY		81369Y506	5,092 		69,000 		x				 				69,000
E Trade Financial Corp				COM			269246104	8,116 		2,102,500 	x				 				2,102,500
Goodyear Tire & Rubr Co				COM			382550101	48,762 		1,890,000 	x				 				1,890,000
Google Inc					CL A			38259P508	62,106 		141,000 	x				 				141,000
Microsoft Corp					COM			594918104	308,065 	10,855,000 	x				 				10,855,000
Nelnet Inc					CL A			64031N108	1,290 		109,799 	x				 				109,799
Oracle Corp					COM			68389X105	229,830 	11,750,000 	x				 				11,750,000
Penn Nal Gaming Inc				COM			707569109	11,737 		268,407 	x				 				268,407
PHH Corp					COM NEW			693320202	36,336 		2,084,687 	x				 				2,084,687
SBA Communications Corp 			COM			78388J106	5,877 		197,000 	x				 				197,000
SLM Corporation					COM			78442P106	94,577 		6,161,400 	x				 				6,161,400
Starwood Hotels&Resorts Wrld			COM			85590A401	9,056 		175,000 	x				 				175,000
streetTRACKS Gold Tr				GOLD SHS		863307104	180,820 	2,000,000 	x				 				2,000,000
Sun Microsystems Inc				COM NEW			866810203	58,781 		3,785,000 	x				 				3,785,000
Mosaic Company					COM			61945A107	7,695 		75,000 		x				 				75,000
UAL Corp					COM NEW			902549807	646 		30,000 		x				 				30,000
Virgin Media Inc				*W EXP 99/99/999	92769L119	21 		237,059 	x				 				237,059
